EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - $ / shares	4 Months Ended	12 Months Ended
	Jul. 24, 2025	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Option exercise price		$ 1.115	$ 0.670
Events After The Reporting Period [Member]
Statement [Line Items]
Number of options exercised, shares	120,000
Option exercise price	$ 0.125
Events After The Reporting Period [Member] | Transaction One [Member]
Statement [Line Items]
Number of options exercised, shares	50,000
Option exercise price	$ 0.67
Events After The Reporting Period [Member] | Transaction Two [Member]
Statement [Line Items]
Number of options exercised, shares	20,000
Option exercise price	$ 0.105